ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER PAYABLES
Schedule of accrued expenses and other payables

	December 31,
	2022	2021
Employees and payroll accruals	$1,560	$1,807
Accrued expenses	2,993	725
Deferred revenues	1,921	1,989
Advances from customers	—	70
Contingent consideration (see Note 5)	729	688
Other	197	271
	$7,400	$5,550